Accounts receivable - Sensitivity of the Company's risk on final settlement (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Iron ore
IfrsStatementLineItems [Line Items]
Thousand metric tons	25,052
Provisional price	112
Change +	10.00%
Effect on Revenue from increase in risk assumption	$ 281
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	83
Provisional price	164
Change +	10.00%
Effect on Revenue from increase in risk assumption	$ 2
Copper [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	79
Provisional price	10,236
Change +	10.00%
Effect on Revenue from increase in risk assumption	$ 81